Contractual commitments and contingent liabilities - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of contingent liabilities [line items]
Contractual commitments	¥ 3,807,743	¥ 4,712,085
Maximum potential amounts of future payment	¥ 2,314,927	3,310,990
Expiration Date of Concentration of Labor Supply In Employees under Agreeements	Aug. 31, 2027
Legacy certification cost	¥ 281,140
Contingent liability for guarantees [Member]
Disclosure of contingent liabilities [line items]
Estimated liability for guarantees contract	¥ 8,917	¥ 11,851
Contingent liability for guarantees [Member] | Maximum [Member]
Disclosure of contingent liabilities [line items]
Guarantee period	8 years
Contingent liability for guarantees [Member] | Minimum [Member]
Disclosure of contingent liabilities [line items]
Guarantee period	1 month